REPOSITIONING AND OTHER CHARGES - Pretax Impact of Total Net Repositioning and Other Charges by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning charges	$ 860	$ 1,266	$ 569
Corporate and All Other
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning charges	617	642	202
Aerospace Technologies | Operating Segments
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning charges	23	41	62
Building Automation | Operating Segments
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning charges	139	395	280
Energy and Sustainability Solutions | Operating Segments
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning charges	58	63	13
Safety And Productivity Solutions [Member] | Operating Segments
Pretax Impact Of Total Net Repositioning And Other Charges By Segment [Line Items]
Total net repositioning charges	$ 23	$ 125	$ 12